Fair Value Measurements - Schedule of Reconciliation of Changes in Fair Value Liability of Warrants Classified to Level 3 (Detail) - USD ($)		3 Months Ended			12 Months Ended
		Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value				$ 4,274,200	$ 0
Initial Measurement on March 12, 2021					17,421,333
Public Warrant reclassified to level 1	[1]				(8,844,000)
Change in fair value					(4,303,133)
Fair value					4,274,200
Private Placement [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value		$ 745,333	$ 2,463,040	4,274,200
Change in fair value		(57,333)	(1,717,707)	(1,811,160)
Fair value		$ 688,000	$ 745,333	2,463,040	4,274,200
Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value				$ 4,274,200	0
Initial Measurement on March 12, 2021					17,421,333
Public Warrant reclassified to level 1	[1]				(8,844,000)
Change in fair value					(4,303,133)
Fair value					$ 4,274,200

[1]	Assumes the Public Warrants were reclassified on March 31, 2021.